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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22066
                                   ---------------------------------------------

                       Cornerstone Progressive Return Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    305 Madison Avenue, Suite 740           New York, New York        10165
--------------------------------------------------------------------------------
             (Address of principal executive offices)               (Zip code)

                                Frank J. Maresca

Ultimus Fund Solutions, LLC   305 Madison Avenue, Suite 740   New York, NY 10165
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 652-6155
                                                    ----------------------------

Date of fiscal year end:        December 31, 2009
                           ----------------------------

Date of reporting period:       March 31, 2009
                           ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

DESCRIPTION                                        NO. OF SHARES       VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.28%
   CLOSED-END FUNDS - 28.12%
      Advent/Claymore Enhanced Growth & Income Fund       49,761   $    382,165
      Alpine Global Premier Properties Fund ^             13,700         40,278
      BlackRock Enhanced Capital & Income Fund            20,300        202,797
      Blue Chip Value Fund                                17,500         39,025
      Calamos Strategic Total Return Fund                240,600      1,369,014
      Clough Global Allocation Fund ^                      2,300         24,564
      Clough Global Equity Fund                           74,200        724,934
      Clough Global Opportunities Fund                   163,000      1,499,600
      Dreman/Claymore Dividend & Income Fund ^           214,755        311,395
      Eaton Vance Tax-Advantaged Dividend
         Income Fund                                      50,000        446,000
      Eaton Vance Tax-Advantaged Global Dividend
         Income Fund ^                                    73,000        584,730
      Eaton Vance Tax-Managed Global Buy-Write
         Opportunities Fund                               70,900        667,169
      Eaton Vance Tax-Managed Global Diversified
         Equity Income Fund                              124,550      1,071,130
      Evergreen Global Dividend Opportunity Fund             500          4,030
      First Trust Enhanced Equity Income Fund              9,100         71,162
      Gabelli Dividend & Income Trust                     45,414        379,207
      General American Investors Company, Inc.            27,081        415,693
      H&Q Healthcare Investors                            37,800        380,646
      H&Q Life Sciences Investors                         65,000        507,000
      ING Risk Managed Natural Resources Fund ^           42,720        586,118
      John Hancock Bank & Thrift Opportunity Fund          6,400         68,800
      Liberty All-Star Equity Fund                       306,100        896,873
      Liberty All-Star Growth Fund                       141,200        340,292
      LMP Capital & Income Fund, Inc.                    141,031        981,576
      Madison Strategic Sector Premium Fund                  200          1,616
      Morgan Stanley High Yield Fund, Inc.                20,600         78,280
      NFJ Dividend, Interest & Premium Strategy Fund     177,000      1,770,000
      Nuveen Core Equity Alpha Fund                        4,000         33,440
      Nuveen Diversified Dividend & Income Fund           29,900        159,666
      Nuveen Equity Premium & Growth Fund                  6,000         57,600
      Nuveen Equity Premium Advantage Fund                 4,000         39,520
      Nuveen Tax-Advantaged Dividend Growth Fund           9,000         62,460
      Nuveen Tax-Advantaged Total Return
         Strategy Fund ^                                   7,800         49,764

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   CLOSED-END FUNDS (CONTINUED)
      Reaves Utility Income Fund (The) ^                   4,907   $     52,897
      Royce Value Trust, Inc.                             24,000        168,960
      SunAmerica Focused Alpha Growth Fund, Inc.          16,000        142,560
      Zweig Fund, Inc. ^                                 184,902        460,406
      Zweig Total Return Fund, Inc. (The) ^               65,000        204,100
                                                                   ------------
                                                                     15,275,467
                                                                   ------------
   CONSUMER DISCRETIONARY - 6.27%
      Amazon.com, Inc. ^ *                                 5,500        403,920
      Best Buy Company, Inc.                               2,000         75,920
      Coach, Inc. ^ *                                      4,000         66,800
      Comcast Corporation - Class A                       15,358        209,483
      DIRECTV Group, Inc. (The) ^ *                        8,000        182,320
      Ford Motor Company ^ *                              15,000         39,450
      GameStop Corporation - Class A ^ *                   2,500         70,050
      Gap, Inc. (The)                                     11,000        142,890
      Home Depot, Inc. (The) ^                             9,000        212,040
      Kohl's Corporation ^ *                               3,695        156,372
      Lowe's Companies, Inc.                              10,000        182,500
      McDonald's Corporation                              11,000        600,270
      NIKE, Inc. - Class B                                 5,000        234,450
      Omnicom Group, Inc. ^                                2,000         46,800
      Staples, Inc.                                        5,000         90,550
      Target Corporation                                   5,614        193,066
      Time Warner Cable, Inc.                              2,510         62,250
      Time Warner, Inc. ^                                  2,000         38,600
      TJX Companies, Inc. (The) ^                          2,000         51,280
      Walt Disney Company (The) ^                         19,000        345,040
                                                                   ------------
                                                                      3,404,051
                                                                   ------------
   CONSUMER STAPLES - 8.87%
      Altria Group, Inc.                                  11,922        190,990
      Archer-Daniels-Midland Company                       4,000        111,120
      Coca-Cola Company (The)                             11,000        483,450
      Colgate-Palmolive Company                            5,000        294,900
      CVS Caremark Corporation                             8,746        240,427
      General Mills, Inc.                                  3,000        149,640
      H.J. Heinz Company ^                                 2,000         66,120
      Kraft Foods, Inc. - Class A                         15,000        334,350
      Kroger Company (The)                                 7,000        148,540
      PepsiCo, Inc.                                        9,000        463,320
      Philip Morris International, Inc. ^                 12,337        438,951
      Procter & Gamble Company (The)                      14,733        693,777

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   CONSUMER STAPLES (CONTINUED)
      Sysco Corporation ^                                  3,000   $     68,400
      Walgreen Company                                     5,500        142,780
      Wal-Mart Stores, Inc.                               19,000        989,900
                                                                   ------------
                                                                      4,816,665
                                                                   ------------
   ENERGY - 9.68%
      Apache Corporation                                   3,500        224,315
      Chesapeake Energy Corporation ^                      4,244         72,403
      Chevron Corporation                                 11,251        756,517
      Devon Energy Corporation ^                           2,000         89,380
      EOG Resources, Inc. ^                                2,000        109,520
      Exxon Mobil Corporation                             40,475      2,756,348
      Halliburton Company                                  5,163         79,871
      National Oilwell Varco, Inc. *                       2,500         71,775
      Peabody Energy Corporation                           5,000        125,200
      Schlumberger Ltd. ^                                 12,598        511,731
      Southwestern Energy Company *                        3,000         89,070
      Transocean Ltd. ^ *                                  2,156        126,859
      Williams Companies, Inc. ^                          13,000        147,940
      XTO Energy, Inc. ^                                   3,139         96,116
                                                                   ------------
                                                                      5,257,045
                                                                   ------------
   FINANCIALS - 7.27%
      AFLAC, Inc. ^                                        4,000         77,440
      American Express Company                             6,252         85,215
      Aon Corporation ^                                    3,000        122,460
      Bank of America Corporation                         29,792        203,181
      BB&T Corporation ^                                  10,000        169,200
      Charles Schwab Corporation (The) ^                   9,000        139,500
      Chubb Corporation (The)                              3,000        126,960
      Franklin Resources, Inc. ^                           5,000        269,350
      Goldman Sachs Group, Inc. (The) ^                    3,000        318,060
      Hudson City Bancorp, Inc.                            5,000         58,450
      JPMorgan Chase & Company                            35,498        943,537
      Loews Corporation                                    5,000        110,500
      Marsh & McLennan Companies, Inc. ^                   3,000         60,750
      MetLife, Inc. ^                                      3,194         72,727
      Morgan Stanley ^                                     5,232        119,133
      PNC Financial Services Group, Inc. *                 4,000        117,160
      Public Storage, Inc. ^                               2,500        138,125
      State Street Corporation                             5,081        156,393
      T. Rowe Price Group, Inc. ^                          2,000         57,720
      Travelers Companies, Inc. (The)                      5,000        203,200

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   FINANCIALS (CONTINUED)
      U.S. Bancorp                                         4,000   $     58,440
      Wells Fargo & Company                               24,206        344,694
                                                                   ------------
                                                                      3,952,195
                                                                   ------------
   HEALTH CARE - 10.61%
      Abbott Laboratories ^                                9,229        440,223
      Aetna, Inc.                                          9,000        218,970
      Amgen, Inc. ^ *                                      9,119        451,573
      Becton, Dickinson and Company                        3,000        201,720
      Bristol-Myers Squibb Company                        16,418        359,883
      Celgene Corporation *                                2,000         88,800
      Eli Lilly & Company                                  6,000        200,460
      Express Scripts, Inc. ^ *                            4,078        188,281
      Gilead Sciences, Inc. *                             10,000        463,200
      Johnson & Johnson                                   30,000      1,578,000
      Medco Health Solutions, Inc. ^ *                     5,000        206,700
      Medtronic, Inc.                                     10,000        294,700
      Schering-Plough Corporation ^                       10,768        253,586
      St. Jude Medical, Inc. *                             7,000        254,310
      Stryker Corporation                                  4,000        136,160
      UnitedHealth Group, Inc.                             5,179        108,397
      Wyeth                                                7,395        318,281
                                                                   ------------
                                                                      5,763,244
                                                                   ------------
   INDUSTRIALS - 7.07%
      3M Company                                           5,067        251,931
      Burlington Northern Santa Fe Corporation ^           2,000        120,300
      Caterpillar, Inc. ^                                  7,000        195,720
      CSX Corporation                                      3,000         77,550
      Danaher Corporation                                  4,000        216,880
      Emerson Electric Company                            11,000        314,380
      General Electric Company ^                          71,918        727,091
      Honeywell International, Inc. ^                      3,236         90,155
      Illinois Tool Works, Inc.                            3,000         92,550
      Lockheed Martin Corporation                          4,000        276,120
      Norfolk Southern Corporation                         3,500        118,125
      Raytheon Company                                     7,161        278,849
      United Parcel Service, Inc. - Class B                9,191        452,381
      United Technologies Corporation                     10,108        434,442
      Waste Management, Inc. ^                             7,500        192,000
                                                                   ------------
                                                                      3,838,474
                                                                   ------------
   INFORMATION TECHNOLOGY - 12.75%
      Agilent Technologies, Inc. *                         7,000        107,590

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)
      Apple, Inc. *                                        4,068   $    427,628
      Automatic Data Processing, Inc.                      9,000        316,440
      Cisco Systems, Inc. *                               46,470        779,302
      eBay, Inc. *                                         7,000         87,920
      EMC Corporation ^ *                                 21,000        239,400
      Google, Inc. - Class A *                             2,032        707,258
      Hewlett-Packard Company                             11,265        361,156
      Intel Corporation                                   31,599        475,565
      International Business Machines Corporation          9,000        872,010
      Linear Technology Corporation                        2,500         57,450
      Microsoft Corporation                               48,913        898,532
      Oracle Corporation *                                45,555        823,179
      Paychex, Inc. ^                                      5,000        128,350
      QUALCOMM, Inc.                                      11,308        439,994
      Texas Instruments, Inc.                              9,000        148,590
      Xilinx, Inc.                                         3,000         57,480
                                                                   ------------
                                                                      6,927,844
                                                                   ------------
   MATERIALS - 2.31%
      Air Products & Chemicals, Inc.                       2,500        140,625
      Dow Chemical Company (The) ^                         7,000         59,010
      E.I. Du Pont de Nemours & Company                    5,500        122,815
      Freeport-McMoRan Copper & Gold, Inc. ^               2,119         80,755
      International Paper Company ^                        5,000         35,200
      Monsanto Company                                     6,000        498,600
      Nucor Corporation                                    3,061        116,838
      Praxair, Inc.                                        3,000        201,870
                                                                   ------------
                                                                      1,255,713
                                                                   ------------
   REAL ESTATE INVESTMENT TRUST - 0.33%
      Simon Property Group, Inc. ^                         5,118        177,288
                                                                   ------------
   TELECOMMUNICATION SERVICES - 2.87%
      AT&T, Inc.                                          36,636        923,227
      Verizon Communications, Inc. ^                      21,000        634,200
                                                                   ------------
                                                                      1,557,427
                                                                   ------------
   UTILITIES - 3.13%
      American Electric Power Company, Inc.                7,000        176,820
      Dominion Resources, Inc. ^                           9,000        278,910
      Duke Energy Corporation                             13,000        186,160
      Entergy Corporation                                  2,000        136,180
      Exelon Corporation                                   3,128        141,980
      FPL Group, Inc. ^                                    7,000        355,110

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   UTILITIES (CONTINUED)
      Questar Corporation                                  4,000   $    117,720
      Southern Company (The)                              10,000        306,200
                                                                   ------------
                                                                      1,699,080
                                                                   ------------

TOTAL EQUITY SECURITIES (cost $81,242,020)                         $ 53,924,493
                                                                   ------------

SHORT-TERM INVESTMENTS - 9.44%
   MONEY MARKET SECURITY - 0.46%
      JPMorgan U.S. Government Money Market Fund         250,541        250,541
                                                                   ------------

                                                       PRINCIPAL
                                                     AMOUNT (000'S)
                                                     --------------
   REPURCHASE AGREEMENTS - 8.98%
      J.P. Morgan Securities, Inc.+ ++
         (Agreement dated 3/31/2009 to be repurchased
         at $559,429, 0.1562%, 4/1/2009, collateralized
         by $578,805 in United States Treasury Notes)    $   559        559,427
      J.P. Morgan Securities, Inc.+ ++
         (Agreement dated 3/31/2009 to be repurchased
         at $4,318,796, 0.3125%, 4/1/2009,
         collateralized by $4,447,935 in United
         States Treasury Notes)                            4,319      4,318,758

                                                                   $  4,878,185
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (cost - $5,128,726)                      5,128,726

TOTAL INVESTMENTS - 108.72% (cost $86,370,746)                       59,053,219
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.72)%                      (4,735,924)
                                                                   ------------

NET ASSETS - 100.00%                                               $ 54,317,295
                                                                   ============

^     Security or a portion thereof is out on loan.
*     Non-income producing security.
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
================================================================================

Federal Income Tax Cost: At March 31, 2009 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $86,397,198, $968,759, $(28,312,738) and $(27,343,979), respectively.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      o     Level 1 - quoted prices in active markets for identical investments
      o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at value:

                                                                       OTHER
                                                    INVESTMENTS IN   FINANCIAL
Valuation Inputs                                      SECURITIES    INSTRUMENTS*
----------------------------------------------       ------------   ------------

Level 1 - Quoted Prices                              $ 59,053,219   $         --
Level 2 - Other Significant Observable Inputs                  --             --
Level 3 - Significant Unobservable Inputs                      --             --
                                                     ============   ============
Total                                                $ 59,053,219   $         --
                                                     ============   ============

* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2009.

As of January 1, 2009, the Fund adopted SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard amends and expands the disclosure requirements of SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, to illustrate how and why an entity uses derivative instruments; how derivative instruments and related hedged items are accounted for under SFAS No. 133; and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the period ended March 31, 2009, the Fund did not engage in derivative instruments and other hedging activities.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 6, 2009 with a file number 811-22066.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 6, 2009, file number 811-22066. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (513) 326-3597. This information is also available on the website of the Securities and Exchange Commission - https://www.sec.gov

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Progressive Return Fund
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Ralph W. Bradshaw
                              --------------------------------------------------
                                    Ralph W. Bradshaw, President and Chairman
                                    (Principal Executive Officer)

Date          May 21, 2009
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Ralph W. Bradshaw
                              --------------------------------------------------
                                    Ralph W. Bradshaw, President and Chairman
                                    (Principal Executive Officer)

Date          May 21, 2009
         ------------------------

By (Signature and Title)*           /s/ Frank J. Maresca
                              --------------------------------------------------
                                    Frank J. Maresca, Treasurer
                                    (Principal Financial Officer)

Date          May 21, 2009
         ------------------------

* Print the name and title of each signing officer under his or her signature.